Accounting Policies - Cash and Cash Equivalents and Statements of Cash Flows (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash paid during the period for: [Abstract]
Interest	$ 114,609,000	$ 112,663,000	$ 101,288,000
Income taxes	23,000,000	21,500,000	26,568,000
Non-cash activity:
Real estate owned acquired through loan liquidation	1,443,000	2,280,000	4,605,000
Loans acquired and securitized as Farmer Mac Guaranteed Securities	150,417,000	32,736,000	22,406,000
Purchases of investment securities traded, not yet settled	0	0	162,674,000
Consolidation of Farm & Ranch Guaranteed Securities from off-balance sheet to loans held for investment in consolidated trusts and to debt securities of consolidated trusts held by third parties	150,417,000	32,736,000	22,406,000
Deconsolidation of loans held for investment in consolidated trusts and debt securities of consolidated trusts held by third parties - transferred to off-balance sheet Farm & Ranch Guaranteed Securities	0	460,261,000	0
Transfers of loans held for sale to loans held for investment	$ 673,991,000	$ 0	$ 878,798,000
Maximum [Member]
Supplemental Cash and Non-cash Transactions [Line Items]
Cash equivalent maturity period	3 months